UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  September 30, 2016

Item 1. Report to Stockholders.

Bushido Capital Long/Short Fund

Investor Class Shares – BCLSX

Annual Report

www.bushidofunds.com	September 30, 2016

Bushido Capital Long/Short Fund

Shareholder Letter November 18, 2016

Fund Performance
For the 12 months ending September 30, 2016, the Bushido Capital Long/Short Fund’s Investor Class had a return of 2.97%, excluding sales loads.  Bushido Capital Partners views the HFRX Equity Hedge Index as the Fund’s primary benchmark, which had a comparative return of 0.13% and our secondary Index, the Morningstar Long/Short Equity Category had a return of 1.71%.  Our outperformance against the benchmark over the trailing twelve months was primarily driven by our international investments in the long equity portfolio as well as returns from individual corporate bonds we purchased in the first quarter.

The following is a brief description of the primary drivers of performance from each of the main asset classes on both the long and short sides during the year:

Long Equity
Performance from our long positions was led by our investments in select international markets, particularly Brazil, as well as opportunistic purchases of corporate debt during the volatility experienced across the fixed income landscape in the first quarter of the year.

Below are the top 7 contributors to performance from long positions and their respective contribution.

Positive Contributors to Performance:
Ticker	Name	Contribution %
EWZ	iShares MSCI Brazil Capped Fund	1.17
SBRCY	Sberbank of Russia ADR	0.80
527288BE3	Leucadia National 5.500%, 10/18/2023	0.74
ROST	Ross Stores	0.74
EWZS	MSCI Brazil Small-Cap Fund	0.73
HA	Hawaiian Holdings	0.65
25179MAT0	Devon Energy 2.250%, 12/15/2018	0.57

Negative performance in the long book was concentrated in our European investments, with the peripheral countries of Italy and Greece continuing to struggle with high unemployment, anemic economic growth, and political uncertainty.

Below are the top 7 detractors from performance from long positions and their respective contribution.

Negative Contributors to Performance:
Ticker	Name	Contribution %
EWI	iShares MSCI Italy Capped Fund	-0.78
GREK	Global X FTSE Greece 20 Fund	-0.51
RSX	VanEck Vectors Russia Small-Cap Fund	-0.43
KMI	Kinder Morgan	-0.35
EPOL	iShares MSCI Poland Capped Fund	-0.34
EIRL	iShares MSCI Ireland Capped Fund	-0.33
JWN	Nordstrom	-0.25

Short Equity
Gains in the short book were primarily led by individual company positions, including Endo International (ENDP), Williams (WMB), and Macy’s (M).

Bushido Capital Long/Short Fund

Below are the top contributors to performance from short positions and their respective contribution.

Positive Contributors to Performance:
Ticker	Name	Contribution %
YCS	ProShares UltraShort Yen Fund	0.18
ENDP	Endo International	0.08
WMB	Williams Companies	0.08
M	Macy’s	0.06
AKRX	Akorn	0.05
TBT	ProShares UltraShort Treasury Fund	0.05
ZOES	Zoe’s Kitchen	0.04

Losses in the short book were led by our market hedges in the Guggenheim S&P 500 Equal Weight Fund (RSP) and SPDR S&P 500 Fund (SPY).

Below are the top detractors from performance from short positions and their respective contribution.

Negative Contributors to Performance:
Ticker	Name	Contribution %
RSP	Guggenheim S&P 500 Equal Weight Fund	-1.57
SPY	SPDR S&P 500 Fund	-1.28
RGLD	Royal Gold	-0.49
GG	Goldcorp	-0.40
VNQ	Vanguard REIT Fund	-0.33
ACWX	iShares MSCI ACWI ex U.S. Fund	-0.21
TASR	TASER International	-0.14

Sincerely,

John H. Beatson
Bushido Capital Partners

Disclosure

This report must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. The Fund may engage in short sales of securities, which involves the risk that losses may exceed original amounts invested. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may also invest in emerging markets, which are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium-cap companies tend to have limited liquidity and greater price volatility than large-cap companies. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to

Bushido Capital Long/Short Fund

sell its shares.  The Fund may also use options contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  Covered call writing may limit the upside of an underlying security.

Bushido Long/Short Fund is distributed by Quasar Distributors, LLC.

Top 10 Positions as of 9/30/16	Percent of Net Assets
Leucadia National 5.500%, 10/18/2023	7.3%
Fairfax Financial Holdings 5.800%, 05/15/2021	5.1%
iShares 20+ Year Treasury Bond Fund	-4.5%
VanEck Vectors Russia Small-Cap Fund	3.9%
Devon Energy 2.250%, 12/15/2018	3.8%
Yum! Brands 3.875%, 11/01/2023	3.8%
Yum! Brands 3.875%, 11/01/2020	3.6%
iPath Bloomberg Commodity Index Total Return Fund	3.5%
Global X FTSE Greece 20 Fund	3.1%
iShares MSCI Austria Capped Fund	3.0%

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Current and future holdings are subject to risk.

The Top 10 Positions above do not include cash or cash equivalents such as Foreign Currency.

The HFRX Equity Hedge Index (HFRX) encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.  Net exposure of equity hedge portfolios may range anywhere from net long to net short depending on market conditions.  It is constructed using robust filtering, monitoring and quantitative constituent selection process using the Hedge Fund Research database (HFR Database), an industry standard for hedge fund data.

One cannot invest directly in an index.

The Morningstar Long/Short Equity Category is the average performance of the 243 funds that currently comprise the Morningstar Long/Short Equity Category.

This commentary reflects the views of the portfolio manager through September 30, 2016. The manager’s views are subject to change as market and other conditions warrant.  No forecasts are guaranteed. This commentary is provided for informational purposes only and is not an endorsement of any security, mutual fund, sector or index.   Bushido Capital Partners, its affiliates, employees and clients may hold or trade the securities mentioned in this commentary.

For more information, call your financial professional or Bushido Capital Long/Short Fund at 1-855-359-1515.

855.359.1515
www.Bushidofunds.com
Bushido Capital Long/Short Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor, P.O. Box 701
Milwaukee, WI 53201-0701

Bushido Capital Long/Short Fund

Value of $10,000 Investment (Unaudited)

This chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2016

	1 Year	Since Inception(1)
Investor Class (without sales load)	2.97%	1.62%
Investor Class (with sales load)(2)	-1.89%	0.37%
HFRX Equity Hedge Index(3)	0.13%	2.55%
70% S&P 500 Index 30% Barclays Intermediate
Government/Credit Index(4)	11.91%	10.39%
Morningstar Long/Short Equity Category Index(5)	1.71%	3.97%

(1)	October 31, 2012.
(2)	Return reflects a 4.75% sales load.
(3)
The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.  This index cannot be invested in directly.

(4)
The 70% S&P 500 Index 30% Barclays Government/Credit Index is a blended benchmark consisting of 70% of the S&P 500 Index and 30% of the Barclays Intermediate Government/Credit Index.  This index cannot be invested in directly.

(5)	The Morningstar Long/Short Equity Category measures the average performance of the funds that currently comprise Morningstar’s Long/Short Equity category. This index cannot be invested in directly.

Bushido Capital Long/Short Fund

Expense Example (Unaudited)
September 30, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2016)	Value (9/30/2016)	(4/1/2016 to 9/30/2016)
Investor Class Actual(2)(3)	$1,000.00	$1,038.00	$13.25
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,012.00	$13.08

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 2.60%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2016 of 3.80%.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $9.43.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $9.32.

Bushido Capital Long/Short Fund

Asset Allocations (Unaudited)
as of September 30, 2016(1)
(% of Gross Assets)

Top Ten Long Positions (Unaudited)
September 30, 2016(1)(2)
(% of net assets)

Leucadia National, 5.500%, 10/18/2023	7.3%
Fairfax Financial Holdings, 5.800%, 05/15/2021	5.1%
VanEck Vectors Russia Small-Cap Fund	3.9%
Devon Energy, 2.250%, 12/15/2018	3.8%
Yum! Brands, 3.875%, 11/01/2023	3.8%
Yum! Brands, 3.875%, 11/01/2020	3.6%
iPath Bloomberg Commodity Index Total Return Fund	3.5%
Global X FTSE Greece 20 Fund	3.1%
iShares MSCI Austria Capped Fund	3.0%
MDC Holdings, 5.625%, 02/01/2020	3.0%

Top Five Short Positions (Unaudited)
September 30, 2016(1)
(% of net assets)

Euro	-7.7%
iShares 20+ Year Treasury Bond Fund	-4.5%
Polish Zloty	-2.5%
iShares MSCI ACWI ex U.S. Fund	-1.5%
Guggenheim S&P 500 Equal Weight Fund	-1.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Fidelity Institutional Government Portfolio – Class I is excluded from the Top Ten Long Positions.

Bushido Capital Long/Short Fund

Schedule of Investments
September 30, 2016

Description	Shares	Value

COMMON STOCKS – 27.0%

Agriculture – 2.8%
Philip Morris International (a)	917	$89,151
Reynolds American (a)	2,875	135,556
		224,707

Banks – 4.4%
Goldman Sachs Group (a)	1,324	213,522
Sberbank of Russia – ADR (a)	13,991	131,795
		345,317

Commercial Services – 1.6%
Moody’s (a)	1,152	124,738

Distribution/Wholesale – 1.4%
Fastenal (a)	2,645	110,508

Financial Services – 1.4%
Affiliated Managers Group *	135	19,535
MasterCard – Class A (a)	942	95,867
		115,402

Insurance – 2.6%
Allied World Assurance Company Holdings (a)	2,110	85,286
American International Group (a)	2,011	119,333
		204,619

Retail – 5.8%
AutoZone * (a)	215	165,193
Chipotle Mexican Grill * (a)	218	92,323
Dollar General (a)	1,147	80,279
Ross Stores (a)	1,840	118,312
		456,107

Transportation – 7.0%
CSX (a)	4,585	139,842
Expeditors International of Washington (a)	2,367	121,948
Norfolk Southern (a)	1,506	146,172
Union Pacific (a)	1,477	144,052
		552,014

Total Common Stocks
(Cost $1,695,236)		2,133,412

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Investments – Continued
September 30, 2016

Description	Par	Value

CORPORATE BONDS – 47.5%

Commercial Services – 1.3%
Moody’s
5.500%, 09/01/2020 (a)	$90,000	$101,410

Financial Services – 8.5%
Jefferies Group
6.875%, 04/15/2021 (a)	85,000	99,266
Leucadia National
5.500%, 10/18/2023	550,000	576,512
		675,778

Homebuilders – 10.8%
Lennar
4.750%, 11/15/2022	200,000	207,500
4.875%, 12/15/2023	100,000	103,000
MDC Holdings
5.625%, 02/01/2020	220,000	237,468
Ryland Group
6.625%, 05/01/2020	55,000	61,806
Toll Brothers Finance
8.910%, 10/15/2017	100,000	107,500
5.875%, 02/15/2022	125,000	138,125
		855,399

Insurance – 5.9%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	60,377
Fairfax Financial Holdings
5.800%, 05/15/2021 (b)	370,000	405,581
		465,958

Oil & Gas – 7.8%
Devon Energy
2.250%, 12/15/2018	300,000	303,008
Noble Holdings International Limited
2.500%, 03/15/2017	100,000	99,250
4.900%, 08/01/2020	250,000	213,125
		615,383

Pipelines – 4.2%
Kinder Morgan Energy Partners
6.850%, 02/15/2020 (a)	200,000	227,142
3.500%, 03/01/2021 (a)	100,000	103,356
		330,498

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Investments – Continued
September 30, 2016

Description	Par/Shares	Value

CORPORATE BONDS – 47.5% (Continued)

Retail – 9.0%
Yum! Brands
3.875%, 11/01/2020	$275,000	$283,767
3.750%, 11/01/2021	125,000	127,344
3.875%, 11/01/2023	300,000	296,625
		707,736

Total Corporate Bonds
(Cost $3,538,265)		3,752,162

EXCHANGE TRADED FUNDS – 21.1%
Global X FTSE Greece 20 Fund (a)	34,169	245,333
iShares MSCI Austria Capped Fund (a)	14,614	238,500
iShares MSCI Brazil Capped Fund	5,485	185,009
iShares MSCI Brazil Small-Cap Fund (a)	14,512	169,065
iShares MSCI Poland Capped Fund (a)	12,632	230,155
iShares MSCI Singapore Fund (a)	19,353	210,174
iShares MSCI South Korea Capped Fund	1,431	83,184
VanEck Vectors Russia Small-Cap Fund (a)	9,632	308,609
Total Exchange Traded Funds
(Cost $1,696,334)		1,670,029

EXCHANGE TRADED NOTE – 3.5%
iPath Bloomberg Commodity Index Total Return Fund*
(Cost $276,242)	11,880	278,824

SHORT-TERM INVESTMENT – 9.1%
Fidelity Institutional Government Portfolio – Class I, 0.26%^
(Cost $719,549)	719,549	719,549
Total Investments – 108.2%
(Cost $7,925,626)		8,553,976
Other Assets and Liabilities, Net – (8.2)%		(649,051)
Total Net Assets – 100.0%		$7,904,925

*	Non-income producing security.
(a)	All or a portion of this security is designated as collateral for securities sold short. As of September 30, 2016, the value of collateral was $4,088,848.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities are deemed to be liquid by the Adviser.  As of September 30, 2016, the value of this investment was $405,581 or 5.1% of total net assets.

^	The rate shown is the annualized seven day effective yield as of September 30, 2016.
ADR – American Depositary Receipt

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Schedule of Securities Sold Short
September 30, 2016

Description	Shares	Value

COMMON STOCKS – 3.4%

Biotechnology – 0.5%
Alexion Pharmaceuticals*	318	$38,968

Building Materials – 0.5%
Vulcan Materials	335	38,099

Electric – 0.3%
Dominion Resources	368	27,331

Internet – 0.5%
TripAdvisor*	642	40,562

Leisure Time – 0.5%
Norwegian Cruise Line Holdings*	1,075	40,527

Retail – 0.5%
Zoe’s Kitchen*	1,640	36,392

Software – 0.6%
Red Hat*	542	43,810
Total Common Stocks
(Proceeds $265,471)		265,689

EXCHANGE TRADED FUNDS – 7.5%
Guggenheim S&P 500 Equal Weight Fund	1,427	119,283
iShares 20+ Year Treasury Bond Fund	2,583	355,188
iShares MSCI ACWI ex U.S. Fund	2,922	121,205
Total Exchange Traded Funds
(Proceeds $587,515)		595,676
Total Securities Sold Short
(Proceeds $852,986)		$861,365

*	Non-income producing security.

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Statement of Assets and Liabilities
September 30, 2016

ASSETS:
Investments, at value (cost $7,925,626)	$8,553,976
Deposits at broker(1)	988,153
Receivable for adviser reimbursements	5,408
Receivable for investment securities sold	112,521
Receivable for capital shares sold	5,500
Prepaid expenses	7,232
Dividends and interest receivable	59,552
Total assets	9,732,342

LIABILITIES:
Securities sold short, at value (proceeds $852,986)	861,365
Foreign currency sold short, at value (proceeds $801,616)	804,702
Payable for investment securities purchased	103,648
Payable for fund administration & accounting fees	13,271
Payable for compliance fees	2,332
Payable for transfer agent fees & expenses	7,902
Payable for custody fees	1,597
Payable for trustee fees	2,794
Accrued distribution & shareholder service fees	7,934
Accrued expenses	21,872
Total liabilities	1,827,417

NET ASSETS	$7,904,925

NET ASSETS CONSIST OF:
Paid-in capital	$8,429,997
Accumulated undistributed net investment income	24,304
Accumulated undistributed net realized loss on investments	(1,166,261)
Net unrealized appreciation (depreciation) on:
Investments and translations of foreign currency	628,350
Securities and foreign currency sold short	(11,465)
Total Net Assets	$7,904,925

Net assets	$7,904,925
Investor Class shares issued and outstanding(2)	760,860
Net asset value, redemption price and offering price per share(3)	$10.39
Maximum offering price per share ($10.39/0.9525)(4)	$10.91

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized.
(3)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(4)	Reflects a maximum sales charge of 4.75%.

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Statement of Operations
For the Year Ended September 30, 2016

INVESTMENT INCOME:
Dividend income	$101,708
Less: foreign taxes withheld	(394)
Interest income	167,647
Total investment income	268,961

EXPENSES:
Investment adviser fees (See Note 4)	99,532
Fund administration & accounting fees (See Note 4)	78,715
Dividends & broker interest on short positions	55,682
Transfer agent fees (See Note 4)	46,242
Distribution and shareholder service fees (See Note 5)	27,869
Audit fees	18,005
Compliance fees (See Note 4)	13,989
Legal fees	11,879
Custody fees (See Note 4)	10,501
Trustee fees	9,628
Postage & printing fees	8,035
Federal and state registration fees	7,205
Other	6,048
Total expenses before reimbursement/waiver (See Note 4)	393,330
Less: reimbursement/waiver from investment adviser	(190,341)
Net expenses	202,989

NET INVESTMENT INCOME	65,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on transactions from:
Investments and translations of foreign currency	(131,046)
Securities and foreign currency sold short	(244,126)
Net change in unrealized appreciation (depreciation) on:
Investments and translations of foreign currency	620,301
Securities and foreign currency sold short	(84,921)
Net realized and unrealized gain on investments and foreign currency	160,208

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$226,180

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2016	September 30, 2015
OPERATIONS:
Net investment income (loss)	$65,972	$(7,816)
Net realized loss on transactions from:
Investments and translations of foreign currency	(131,046)	(633,540)
Options purchased	—	(13,629)
Securities and foreign currency sold short	(244,126)	(82,547)
Long-term capital gain distribution
from regulated investment company	—	888
Net change in unrealized appreciation (depreciation) on:
Investments and translations of foreign currency	620,301	(209,129)
Securities and foreign currency sold short	(84,921)	27,494
Net increase (decrease) in net assets from operations	226,180	(918,279)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	573,164	1,667,764
Proceeds from reinvestments of distributions	—	222,043
Payments for shares redeemed	(1,292,461)	(743,389)
Net increase (decrease) in net assets resulting
from capital share transactions	(719,297)	1,146,418

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(24,807)
From net realized gains	—	(197,236)
Total dividends and distributions	—	(222,043)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(493,117)	6,096

NET ASSETS:
Beginning of year	8,398,042	8,391,946
End of year, (including accumulated undistributed net
investment income (loss) of $24,304 and $(69,159), respectively)	$7,904,925	$8,398,042

See Notes to the Financial Statements

Bushido Capital Long/Short Fund

Financial Highlights

For a Fund share outstanding throughout the year.

				For the Period
	For the	For the	For the	Inception
Investor Class	Year Ended	Year Ended	Year Ended	through
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2014	2013(1)
PER SHARE DATA:

Net asset value, beginning of year	$10.09	$11.46	$10.76	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.08	(0.01)	0.02	(0.04)
Net realized and unrealized
gain (loss) on investments	0.22	(1.10)	0.69	0.80
Total from investment operations	0.30	(1.11)	0.71	0.76

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	—	—
Net capital gains	—	(0.23)	(0.01)	—
Total distributions	—	(0.26)	(0.01)	—
Net asset value, end of year	$10.39	$10.09	$11.46	$10.76

TOTAL RETURN(2)(3)	2.97%	(9.79)%	6.57%	7.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$7.9	$8.4	$8.4	$3.0

Ratio of expenses to average net assets:(4)
Before expense reimbursement/waiver	4.94%	4.71%	5.53%	12.02%
After expense reimbursement/waiver	2.55%	2.52%	2.33%	2.17%
Ratio of expenses excluding dividends
& interest on short positions
to average net assets:(4)
Before expense reimbursement/waiver	4.24%	4.04%	5.05%	11.70%
After expense reimbursement/waiver	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss)
to average net assets:(4)
Before expense reimbursement/waiver	(1.56)%	(2.28)%	(3.20)%	(10.41)%
After expense reimbursement/waiver	0.83%	(0.09)%	0.00%	(0.56)%
Portfolio turnover rate(3)	63%	77%	27%	19%

(1)	Inception date of the Fund was October 31, 2012.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

Bushido Capital Long/Short Fund

Notes to the Financial Statements
September 30, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bushido Capital Long/Short Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve long-term growth of capital.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on October 31, 2012.  The Fund currently offers two classes of shares, the Investor Class and Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and 0.10% shareholder service fee.  As of September 30, 2016, the Institutional Class shares were not available.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended September 30, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations.  As of and during the year ended September 30, 2016, the Fund did not have liabilities for any unrecognized tax benefits.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense are recorded on the ex-dividend date and interest income and expense are recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective yield method.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended September 30, 2016, the Fund increased accumulated net investment income by $27,491 and decreased accumulated net realized loss by $27,491.

Bushido Capital Long/Short Fund

Notes to the Financial Statements – Continued
September 30, 2016

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates and designates liquid securities as collateral at least equal to the value of the securities sold short (not including the proceeds from the short sales.)

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Bushido Capital Long/Short Fund

Notes to the Financial Statements – Continued
September 30, 2016

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETFs”) and real estate investment trusts (“REITS”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Fixed Income Securities – Corporate, municipal bonds, and U.S. government & agency securities are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2016:

Bushido Capital Long/Short Fund

Notes to the Financial Statements – Continued
September 30, 2016

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,133,412	$—	$—	$2,133,412
Corporate Bonds	—	3,752,162	—	3,752,162
Exchange Traded Funds	1,670,029	—	—	1,670,029
Exchange Traded Note	278,824	—	—	278,824
Short-Term Investment	719,549	—	—	719,549
Total Investments	$4,801,814	$3,752,162	$—	$8,553,976

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$(265,689)	$—	$—	$(265,689)
Exchange Traded Funds	(595,676)	—	—	(595,676)
Total Securities Sold Short	$(861,365)	$—	$—	$(861,365)

Transfers between levels are recognized at the end of the reporting period.  During the year ended September 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedules of Investments and Securities Sold Short for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Bushido Capital Partners, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses, leverage, dividend and interest expense on short positions, brokerage commissions, interest, taxes and extraordinary expenses) for the Fund do not exceed 1.85% of the Fund’s average daily net assets of the Investor Class.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such fee reduction and expense reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.  After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Fees waived and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
9/30/2017	$204,978
9/30/2018	$197,667
9/30/2019	$190,341

Upon liquidation of the Fund, the noted expenses will cease to be available for recovery by the Adviser.  See Note 9.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for

Bushido Capital Long/Short Fund

Notes to the Financial Statements – Continued
September 30, 2016

the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended September 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended September 30, 2016, the Investor Class incurred expenses of $19,906 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended September 30, 2016, the Fund incurred $7,963 in shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	September 30, 2016	September 30, 2015
Shares sold	58,311	150,420
Shares issued to holders
in reinvestment of dividends	—	20,810
Shares redeemed	(129,982)	(71,093)
Net increase (decrease)	(71,671)	100,137

Bushido Capital Long/Short Fund

Notes to the Financial Statements – Continued
September 30, 2016

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the year ended September 30, 2016, were as follows:

	Purchases	Sales
U.S. Government	$80,469	$637,143
Other	$4,858,109	$5,004,677

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities (excluding short positions) held by the Fund and the total cost of securities for federal income tax purposes at September 30, 2016, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$829,542	$(267,581)	$561,961	$7,992,015

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment company income.

At September 30, 2016, the most recently completed fiscal year end, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Losses
$24,304	$—	$(1,111,337)	$561,961	$(525,072)

As of September 30, 2016, the Fund had a short-term capital loss carryover of $1,098,372, which will be permitted to be carried over for an unlimited period.  Upon liquidation of the Fund, the capital loss carryover will cease to be available for future use.  See Note 9.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended September 30, 2016, the Fund did not defer any qualified late year losses.

There were no distributions paid by the Fund for the year ended September 30, 2016.

The tax character of distributions paid during the year ended September 30, 2015, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$89,069	$132,974	$222,043

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

Bushido Capital Long/Short Fund

Notes to the Financial Statements – Continued
September 30, 2016

9. SUBSEQUENT EVENTS

On October 13, 2016, the Board of Trustees of the Trust (the “Board”) approved a plan to liquidate the Fund upon the recommendation of the Adviser.  Due to limited prospects for meaningful growth, the Adviser does not believe that it can continue to conduct the Fund’s business and operations in an economically efficient manner.  As such, the Board concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust effective as soon as possible, but no later than November 30, 2016.

On November 10, 2016, the Fund paid a distribution to the Investor Class in the amount of $29,798, or $0.07694 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Bushido Capital Long/Short Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Bushido Capital Long/Short Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Bushido Capital Long/Short Fund (the “Fund”), a series of Managed Portfolio Series, as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bushido Capital Long/Short Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 9 to the financial statements, on October 13, 2016, the Board of Trustees of Managed Portfolio Series approved the liquidation of Bushido Capital Long/Short Fund.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 22, 2016

Bushido Capital Long/Short Fund

Additional Information (Unaudited)
September 30, 2016

TRUSTEES AND OFFICERS

Number of
		Term of	Portfolios in	Principal	Other Directorships
	Position(s)	Office and	Trust	Occupation(s)	Held by Trustee
Name, Address	Held with	Length of	Overseen	During the Past	During the Past
and Age	the Trust	Time Served	by Trustee	Five Years	Five Years
Independent Trustees
David A. Massart	Trustee	Indefinite	36	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	(8 Portfolios)
Year of birth: 1967	Committee			Management, Inc.	(2012-Present).
	Chairman			(2005-Present).
Leonard M. Rush, CPA	Trustee	Indefinite	36	Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.	and Audit	Term; Since		Robert W. Baird & Co.	ETF Series Solutions
Milwaukee, WI 53202	Committee	April 2011		Incorporated (2000-2011).	(8 Portfolios)
Year of birth: 1946	Chairman				(2012-Present);
Director, Anchor
Bancorp Wisconsin,
Inc. (2011-2013).
David M. Swanson	Trustee	Indefinite	36	Founder and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Partner, SwanDog Strategic	ALPS Variable
Milwaukee, WI 53202		April 2011		Marketing, LLC (2006-Present);	Investment Trust
Year of birth: 1957				Executive Vice President,	(9 Portfolios)
				Calamos Investments	(2006-Present).
(2004-2006).
Interested Trustee
Robert J. Kern*	Chairperson	Indefinite	36	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		January 2011		LLC (1994-Present).
Year of birth: 1958
Officers
James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Principal	January 2011		LLC (2002-Present).
Year of birth: 1957	Executive
Officer
Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Chief	April 2013		LLC (2004-Present).
Year of birth: 1966	Compliance
Officer and
Anti-Money
Laundering
Officer

Bushido Capital Long/Short Fund

Additional Information (Unaudited) – Continued
September 30, 2016

TRUSTEES AND OFFICERS (Continued)

Number of
		Term of	Portfolios in	Principal	Other Directorships
	Position(s)	Office and	Trust	Occupation(s)	Held by Trustee
Name, Address	Held with	Length of	Overseen	During the Past	During the Past
and Age	the Trust	Time Served	by Trustee	Five Years	Five Years
Officers
Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Principal	January 2011		LLC (2005-Present).
Year of birth: 1973	Financial
Officer
Jeanine Bajczyk	Secretary	Indefinite	N/A	Senior Vice President and	N/A
615 E. Michigan St.		Term; Since		Counsel, U.S. Bancorp Fund
Milwaukee, WI 53202		August 2015		Services, LLC (2006-Present).
Year of birth: 1965
Thomas A. Bausch, Esq.	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Secretary	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2016		LLC (2016-Present); Associate,
Year of birth: 1979				Godfrey & Khan S.C.
(2012-2016); Graduate,
University of Wisconsin- Law
School (2009-2012).
Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		September 2012		LLC (2005-Present).
Year of birth: 1973
Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2016		LLC (2008-Present).
Year of birth: 1981
Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		May 2016		LLC (1995-Present).
Year of birth: 1970

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Bushido Capital Long/Short Fund

Additional Information (Unaudited) – Continued
September 30, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.

Bushido Capital Long/Short Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Bushido Capital Partners, LLC
21 DuPont Circle NW, Suite 500
Washington, D.C. 20036

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-359-1515.

BJ-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended September 30, 2016 and September 30, 2015, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2016	FYE 9/30/2015
Audit Fees	$15,500	$15,500
Audit-Related Fees	$0	$0
Tax Fees	$ 5,000	$ 2,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 9/30/2016	FYE 9/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2016	FYE 9/30/2015
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
                                                 James R. Arnold, President

Date    December 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                                  James R. Arnold, President

Date    December 6, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                    Brian R. Wiedmeyer, Treasurer

Date    December 6, 2016

* Print the name and title of each signing officer under his or her signature.